Summary of Significant Accounting Policies - Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Total	$ 61,791,957	$ 96,909,642	$ 97,098,915
Class I [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	10,820,184	20,924,964	14,955,252
Subtotal-Class I [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	10,820,184	20,924,964	14,955,252
Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	42,353,806	68,446,539	72,703,253
Subtotal-Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	42,353,806	68,446,539	72,703,253
Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	1,719,849	1,723,360	2,468,051
Subtotal-Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	1,719,849	1,723,360	2,468,051
Others [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	5,278,118	5,814,779	6,972,359
SaaS Service and Development [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	1,620,000
Eye drops bottle [Member] | Class I [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	1,303,463	1,540,486	1,904,140
Oral medicine bottle [Member] | Class I [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	1,910,040	2,804,649	2,900,606
Anal bag [Member] | Class I [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	1,800,714	3,528,487	1,527,406
Other Class I [Member] | Class I [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	5,805,967	13,051,342	8,623,100
Masks [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	109,356	150,666	55,428
Identification tape [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	7,865,318	13,627,229	11,386,775
Disposable medical brush [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	5,211,035	9,836,287	8,808,084
Gynecological inspection kits [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	5,842,794	8,122,799	7,453,735
Surgical kit [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	965,559	2,583,310	3,327,658
Medical brush [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	2,175,817	5,110,705	5,776,772
Medical kit [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	846,914	1,667,447	2,614,953
Other Class II [Member] | Class II [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	19,337,013	27,348,096	33,279,848
Electronic pump [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	127,276	145,123	225,510
Anesthesia puncture kit [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	224,032	335,460	326,671
Disposable infusion pump [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	127,368	130,059	176,061
Infusion pump [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	37,858	112,523	304,978
Electronic infusion pump [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	2,859	3,987	967
Laparoscopic trocar [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	41	31,206	44,783
Other Class III [Member] | Class III [Member]
Schedule of Disclosed Revenue by Major Product Type Included in Each Government Category [Line Items]
Revenues	$ 1,200,415	$ 965,002	$ 1,389,081